Accounts Receivable, Net - Schedule of Allowance for Expected Credit Losses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Allowance for Expected Credit Losses [Abstract]
Balance at January 1	$ 5,428	$ 6,190
Recovery of expected credit losses	(5,433)	(754)
Exchange rate differences	5	(8)
Balance at December 31		$ 5,428